Consolidated Statements of Condition (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Cash and due from banks (Restricted-$- million on December 31, 2012 and $4.9 million on December 31, 2011)	$ 469,879		$ 384,667
Total cash and cash equivalents (Restricted-$- million on December 31, 2012 and $4.9 million on December 31, 2011)	1,106,262		828,255
Loans, net of unearned income (Restricted-$.1 billion on December 31, 2012 and $.6 billion on December 31, 2011) (Note 4)	16,708,582	[1],[2]	16,397,127	[1],[2]
Less: Allowance for loan losses ( Restricted-$4.3 million on December 31, 2012 and $31.8 million on December 31, 2011) (Note 4)	276,963	[1],[2]	384,351	[1],[2]
Total net loans (Restricted-$.1 billion on December 31, 2012 and $.6 billion on December 31, 2011)	16,431,619		16,012,776
Other assets (Restricted-$1.9 million on December 31, 2012 and $13.4 million on December 31, 2011)	1,963,312		2,151,656
Total assets (Restricted-$.1 billion on December 31, 2012 and $.6 billion on December 31, 2011)	25,520,140		24,789,384
Term borrowings (Restricted-$.1 billion on December 31, 2012 and $.6 billion on December 31, 2011) (Note 10)	2,226,482		2,481,660
Other liabilities ( Restricted-$- on December 31, 2012 and $.1 million on December 31, 2011)	946,202		838,483
Total liabilities (Restricted-$.1 billion on December 31, 2012 and $.6 billion on December 31, 2011)	23,010,934		22,104,747
Common stock, par value	$ 0.625		$ 0.625
Common stock, shares authorized	400,000,000		400,000,000
Common stock, shares issued	243,597,780		257,468,092
Variable Interest Entity, Primary Beneficiary [Member]
Cash and due from banks (Restricted-$- million on December 31, 2012 and $4.9 million on December 31, 2011)	0		4,900
Total cash and cash equivalents (Restricted-$- million on December 31, 2012 and $4.9 million on December 31, 2011)	0		4,900
Loans, net of unearned income (Restricted-$.1 billion on December 31, 2012 and $.6 billion on December 31, 2011) (Note 4)	100,000		600,000
Less: Allowance for loan losses ( Restricted-$4.3 million on December 31, 2012 and $31.8 million on December 31, 2011) (Note 4)	4,300		31,800
Total net loans (Restricted-$.1 billion on December 31, 2012 and $.6 billion on December 31, 2011)	100,000		600,000
Other assets (Restricted-$1.9 million on December 31, 2012 and $13.4 million on December 31, 2011)	1,900		13,400
Total assets (Restricted-$.1 billion on December 31, 2012 and $.6 billion on December 31, 2011)	100,000		600,000
Term borrowings (Restricted-$.1 billion on December 31, 2012 and $.6 billion on December 31, 2011) (Note 10)	100,000		600,000
Other liabilities ( Restricted-$- on December 31, 2012 and $.1 million on December 31, 2011)	0		100
Total liabilities (Restricted-$.1 billion on December 31, 2012 and $.6 billion on December 31, 2011)	$ 100,000		$ 600,000

[1]	Consumer real estate includes $13.3 million, $25.7 million and $42.1 million of reserves, respectively, and $402.4 million, $600.2 million and $701.8 million of balances in restricted loans and secured borrowings as of December 31, 2012, 2011, and 2010, respectively.
[2]	Permanent mortgage includes $0.8 million, $6.1 million and $5.4 million of reserves, respectively, and $13.2 million, $40.6 million and $55.7 million of balances in restricted loans and secured borrowings as of December 31, 2012, 2011, and 2010, respectively.